Label	Element	Value
MainStay Cushing® MLP Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY GROUP OF FUNDS

Supplement dated March 30, 2021 (“Supplement”) to:

MainStay Cushing® MLP Premier Fund Prospectuses, dated March 30, 2021

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, Class R6 and SIMPLE Class shares are not currently offered for sale for the MainStay Cushing MLP Premier Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Cushing® MLP Premier Fund